Leases - Rent (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Hman Group holdings Inc and subsidiaries
Lessee, Lease, Description [Line Items]
Rent expense	$ 6,702	$ 5,566	$ 12,986	$ 11,014	$ 22,491	$ 24,774	$ 19,281